Note 15 - Off-balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Unused Commitments to Extend Credit	$ 75,602	$ 112,292
Letters of Credit Outstanding, Amount	$ 5,438	$ 4,432